UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7398
Van Kampen Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 174.9%
	Pennsylvania 167.5%
$3,000	Allegheny Cnty, PA Arpt Auth Rev Pittsburgh Intl Arpt Rfdg (NATL Insd) (AMT)	5.750%	01/01/18	$3,014,370
2,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (a)	5.125	03/01/32	2,008,300
2,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (a)	5.250	03/01/32	2,765,675
1,165	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ	5.000	03/01/21	1,207,895
1,200	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ	5.000	03/01/33	1,144,044
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Robert Morris Univ, Ser A	6.000	10/15/38	832,820
1,360	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	1,490,410
6,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	3,616,140
735	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.000	04/01/25	623,089
3,145	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.125	04/01/35	2,371,047

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,750	Allegheny Cnty, PA Hosp Dev Auth Rev Univ Pittsburgh Med	5.625%	08/15/39	$2,728,247
2,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Cargo Fac Afco Cargo PIT LLC (AMT)	6.625	09/01/24	1,551,740
1,130	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.125	09/01/31	908,576
3,000	Allegheny Cnty, PA Port Auth Spl Rev Trans (NATL Insd)	5.000	03/01/29	3,002,760
1,155	Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson Mall Proj, Ser A	7.000	11/01/17	1,161,734
395	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser II-1 (GNMA Collateralized) (AMT)	5.800	05/01/21	399,416
615	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser II-2 (GNMA Collateralized) (AMT)	5.800	11/01/20	622,226
3,090	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser KK-2 (GNMA Collateralized) (AMT)	5.750	05/01/33	3,107,798
1,005	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	969,071
460	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	467,443

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.750%	12/01/13	$1,055,550
2,220	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd) (Prerefunded @ 12/01/10)	5.750	12/01/17	2,372,403
1,830	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd) (Prerefunded @ 12/01/10)	5.750	12/01/18	1,955,629
1,000	Allegheny Cnty, PA, Ser C 61 (AGL Insd)	5.000	12/01/33	1,007,350
4,935	Beaver Cnty, PA Nts (FSA Insd)	5.550	11/15/31	5,161,220
1,500	Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg One Douglassville Proj A (AMT)	6.125	11/01/34	1,084,530
1,800	Berks Cnty, PA Muni Auth Albright College Proj	5.500	10/01/17	1,548,756
1,695	Berks Cnty, PA Muni Auth Albright College Proj Rfdg, Ser A	5.500	10/01/16	1,493,600
3,000	Bethlehem, PA Auth Wtr Gtd (FSA Insd)	5.000	11/15/19	3,143,460
1,000	Bradford Cnty, PA Indl Dev Auth Solid Waste Disp Rev Intl Paper Rfdg, Ser B (AMT)	5.200	12/01/19	873,940
2,000	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	1,511,840
1,200	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	838,464
2,000	Burrell, PA Sch Dist, Ser A (FSA Insd)	5.000	07/15/25	2,087,880

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$825	Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg (AMT)	6.650%	05/01/10	$828,085
2,185	Centre Cnty, PA Hosp Auth Rev Hosp Mt Nittany Med Ctr Proj (AGL Insd)	6.125	11/15/39	2,232,764
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	913,590
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	817,770
1,000	Connellsville, PA Area Sch Dist Nts, Ser B (FSA Insd)	5.000	11/15/37	987,990
1,500	Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Westbury Utd Methodist Cmnty	6.250	08/15/29	1,170,015
1,000	Cumberland Cnty, PA Muni Auth Dickinson College	5.000	11/01/26	975,100
1,000	Cumberland Cnty, PA Muni Auth Dickinson College, Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,061,880
2,000	Cumberland Cnty, PA Muni Auth Messiah Village Proj, Ser A	6.000	07/01/35	1,642,620
2,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/27	1,695,380
2,000	Daniel Boone, PA Area Sch Dist	5.000	08/15/32	2,011,520
5,475	Dauphin Cnty, PA Gen Auth Hlth Sys Rev Pinnacle Hlth Sys Proj, Ser A	5.750	06/01/20	5,527,724

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,500	Dauphin Cnty, PA Gen Auth Hosp Rev Hapsco West PA Hosp Proj B Rfdg (NATL Insd) (b)	6.250%	07/01/16	$5,196,555
1,000	Deer Lakes Sch Dist PA (AGL Insd)	5.375	04/01/34	1,023,770
360	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	359,298
1,500	Delaware Cnty, PA Auth College Neumann College	6.250	10/01/38	1,483,965
2,295	Delaware Cnty, PA Auth College Neumann College Rfdg	5.875	10/01/21	2,278,063
2,000	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	1,896,660
1,000	Delaware Cnty, PA Auth Rev White Horse Vlg Proj Rfdg, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,071,790
2,750	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	11/01/37	2,414,830
6,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser B (NATL Insd) (AMT)	5.000	11/01/36	5,286,600
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser C (NATL Insd) (AMT)	5.000	02/01/35	2,657,070
1,750	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (NATL Insd) (AMT)	6.000	06/01/29	1,754,900

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Subn Wtr (AMBAC Insd) (AMT)	5.350%	10/01/31	$2,387,425
13,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev (a)	5.750	07/01/17	14,271,335
2,800	Erie, PA Sch Dist (AMBAC Insd) (Prerefunded @ 9/01/10)	5.800	09/01/29	2,961,308
2,000	Exeter Twp, PA Sch Dist (NATL Insd)	5.000	05/15/25	2,042,380
1,000	Fayette Cnty, PA (AMBAC Insd) (Prerefunded @ 11/15/10)	5.625	11/15/28	1,065,220
2,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,352,500
1,000	Harrisburg, PA Auth Wtr Rev Rfdg	5.250	07/15/31	1,022,190
6,575	Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)	5.000	07/15/21	6,790,200
575	Harveys Lake Gen Muni Auth PA College Rev Misericordia Proj (ACA Insd)	6.000	05/01/19	528,120
425	Harveys Lake Gen Muni Auth PA College Rev Misericordia Proj (ACA Insd) (Prerefunded @ 11/01/09)	6.000	05/01/19	430,627
1,990	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj, Ser A	6.500	07/01/40	1,796,632
3,500	Lancaster, PA Higher Ed Auth Rev Franklin & Marshall College	5.000	04/15/22	3,613,610
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Auth Hlth Ctr Rev Retirement, Ser A	5.125	12/15/20	855,600

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,510	Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg (Radian Insd)	5.000%	04/01/26	$1,309,094
1,000	Lehigh Cnty, PA Gen Purp Hosp Rev Lehigh Vly Hlth, Ser B (FSA Insd)	5.000	07/01/35	936,560
1,240	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/20	1,148,538
1,360	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/22	1,233,194
675	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/23	601,904
1,500	Lehigh Northampton, PA Arpt, Ser A (NATL Insd) (AMT)	6.000	05/15/25	1,500,405
2,700	Lehigh Northampton, PA Arpt, Ser A (NATL Insd) (AMT)	6.000	05/15/30	2,655,639
2,500	Luzerne Cnty, PA, Ser B (FSA Insd)	5.000	12/15/27	2,599,750
6,650	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	6,160,959
5,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.375	07/01/30	4,429,100
5,000	Mercer Cnty, PA Indl Dev Auth Wtr Fac Sub Corp (NATL Insd) (AMT)	6.000	07/01/30	4,929,450
1,000	Mercer Cnty, PA (NATL Insd)	5.500	10/01/15	1,085,160

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Mifflin Cnty, PA Hosp Auth Rev (Radian Insd) (Prerefunded @ 1/01/11)	6.200%	07/01/25	$1,086,620
2,500	Mifflin Cnty, PA Hosp Auth Rev (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/30	2,716,550
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.250	01/01/43	2,463,120
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000	01/01/43	3,497,190
5,000	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp, Ser A	5.125	06/01/32	4,369,700
2,250	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj, Ser FF-1 (CIFG Insd)	5.000	05/01/28	2,209,545
9,090	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev, Ser A	4.500	11/15/36	6,652,335
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	1,072,905
3,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	1,971,360
4,000	Moon Area Sch Dist PA (FSA Insd)	5.000	11/15/25	4,143,920
1,500	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,412,580

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser A	5.500%	08/15/35	$1,745,920
4,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.500	11/15/33	4,235,600
1,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/30	1,008,810
2,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/31	2,007,440
2,100	Owen J. Roberts Sch Dist PA (FSA Insd)	5.000	05/15/27	2,179,359
16,695	Owen J. Roberts Sch Dist PA (FSA Insd) (a)	5.000	05/15/35	16,798,843
875	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser A (AMT) (c)	6.750	12/01/36	819,516
2,500	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	2,341,475
1,500	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	1,404,885
3,700	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Var Allegheny Energy Supply Co	7.000	07/15/39	3,766,082
900	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg, Ser G (AMT)	5.125	12/01/15	770,661
1,585	Pennsylvania Hsg Fin Agy, Ser 100A (AMT)	5.100	10/01/22	1,584,889

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$520	Pennsylvania Hsg Fin Agy Single Family Mtg, Ser 66-A (AMT)	5.650%	04/01/29	$517,936
12,135	Pennsylvania Intergvtl Coop Auth Spl Tax Rev Philadelphia Fdg Pgm Rfdg (a)	5.000	06/15/21	13,062,903
3,000	Pennsylvania St First	5.000	10/01/23	3,242,820
1,000	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/28	878,500
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/33	1,228,725
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.250	07/01/18	1,505,985
3,000	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/16	3,230,940
4,000	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/17	4,353,240
1,000	Pennsylvania St Higher Ed Fac Auth Rev Geneva College Proj (Prerefunded @ 4/01/12)	6.125	04/01/22	1,133,520
5,500	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	4,826,965
3,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College, Ser AA-3 (Radian Insd)	5.500	11/01/22	3,010,980
1,540	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	1,578,254

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$15,925	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA, Ser C (a)	5.000%	07/15/38	$16,038,705
3,320	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia, Ser A (Syncora Gtd)	5.000	11/01/36	3,209,477
7,850	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (a)	6.000	01/15/31	8,018,186
5,600	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (FSA Insd)	5.000	08/01/29	5,603,136
1,200	Pennsylvania St Tpk Com Tpk Rev, Ser A (AMBAC Insd)	5.250	12/01/21	1,303,980
12,995	Pennsylvania St Tpk Com Tpk Rev, Ser A1 (AGL Insd) (a)	5.000	06/01/38	13,114,294
5,840	Pennsylvania St Tpk Com Tpk Rev Conv Cap Apprec Sub, Ser C (FSA Insd) (d)	0.000/6.250	06/01/33	3,977,507
2,000	Pennsylvania St Univ (a)	5.000	09/01/29	2,066,600
4,000	Pennsylvania St Univ (a)	5.000	09/01/35	4,045,820
1,250	Philadelphia, PA Arpt Rev, Ser A (NATL Insd) (AMT)	5.000	06/15/23	1,170,213
2,500	Philadelphia, PA Auth for Indl Dev Rev First Philadelphia Charter, Ser A	5.850	08/15/37	1,809,300
2,610	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj	5.250	09/01/21	2,370,141
4,230	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj	5.250	09/01/26	3,467,669

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj	5.250%	09/01/31	$818,160
6,700	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	5,018,702
2,500	Philadelphia, PA Auth for Indl Dev Rev, Ser A	5.500	09/15/37	1,715,050
4,005	Philadelphia, PA Auth Indl Dev Amern College of Physicians	5.500	06/15/27	4,020,620
2,250	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	2,199,488
2,500	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.250	07/01/28	2,326,900
11,160	Philadelphia, PA Auth Indl, Ser B (FSA Insd) (Prerefunded @ 10/01/11)	5.500	10/01/17	12,382,466
3,505	Philadelphia, PA Gas Wks Rev 12th, Ser B (NATL Insd) (b)	7.000	05/15/20	4,336,701
1,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chestnut Hill College (Prerefunded @ 10/01/09)	6.000	10/01/29	1,028,800
1,645	Philadelphia, PA Proj Auth Rev, Ser A (AMBAC Insd)	5.250	02/15/29	1,625,178
1,905	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	1,980,190
2,850	Philadelphia, PA Redev Auth, Ser A (AMT)	4.750	12/01/28	2,597,291

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,500	Philadelphia, PA Rfdg, Ser A (AGL Insd) (e)	5.500%	08/01/24	$1,559,655
3,500	Philadelphia, PA Rfdg, Ser A (FSA Insd)	5.250	12/15/25	3,564,610
2,500	Philadelphia, PA Sch Dist, Ser E (BHAC Insd)	5.125	09/01/23	2,694,775
1,040	Philadelphia, PA, Ser B (AGL Insd)	7.125	07/15/38	1,142,846
1,500	Philadelphia, PA Wtr & Wastewtr Rev, Ser A	5.250	01/01/36	1,462,275
500	Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel Room (AMBAC Insd)	5.125	02/01/35	452,275
16,000	Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)	5.000	02/01/24	15,708,800
4,990	Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)	5.000	02/01/29	4,797,685
2,215	Pittsburgh, PA Pub Pkg Auth Rev Rfdg, Ser A (NATL Insd)	5.000	12/01/25	2,233,983
5,140	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	5,170,789
3,860	Pittsburgh, PA, Ser A (AMBAC Insd) (Prerefunded @ 3/01/12)	5.500	09/01/17	4,302,047
2,000	Pittsburgh, PA, Ser A (FGIC Insd) (Prerefunded @ 9/01/09)	5.750	09/01/21	2,008,960
3,000	Pittsburgh, PA, Ser A (FGIC Insd) (Prerefunded @ 9/01/09)	5.750	09/01/22	3,013,440

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,430	Pittsburgh, PA Urban Redev Auth Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.000%	10/01/36	$1,323,980
1,455	Pittsburgh, PA Urban Redev Auth Mtg Rev, Ser C (GNMA Collateralized) (AMT)	5.700	04/01/30	1,455,087
2,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (FSA Insd)	5.000	09/01/24	2,076,380
3,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (FSA Insd)	5.000	09/01/25	3,104,610
2,300	Radnor Twp, PA Sch Dist, Ser A (FSA Insd)	5.000	02/15/35	2,304,347
1,500	Radnor Twp, PA Sch Dist, Ser B (FSA Insd)	5.000	02/15/28	1,563,390
2,000	Rostraver Twp, PA (AMBAC Insd) (Prerefunded @ 7/01/10)	5.500	07/01/24	2,094,080
900	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd)	5.375	05/15/28	964,017
4,100	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd) (Prerefunded @ 5/15/11)	5.375	05/15/28	4,475,970
2,500	State Pub Sch Bldg Auth PA Sch Rev Harrisburg Sch Dist Proj, Ser A (AGL Insd)	5.000	11/15/33	2,499,800
2,360	State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty Dubois Tech Sch (NATL Insd)	5.375	02/01/23	2,391,435

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,140	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375%	01/01/21	$2,005,266
5,205	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/23	4,729,107
2,545	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.500	01/01/18	2,507,868
5,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser D	5.375	01/01/18	4,591,510
1,950	Swarthmore Boro Auth PA College	5.250	09/15/18	2,103,153
2,850	Trinity Area Sch Dist PA (NATL Insd)	5.250	11/01/20	3,004,185
1,820	Twin Vly, PA Sch Dist (FSA Insd) (Prerefunded @ 10/01/15)	5.250	04/01/26	2,162,670
1,000	Union Cnty, PA Higher Ed Fac Auth Bucknell Univ, Ser A	5.250	04/01/19	1,080,060
2,300	Union Cnty, PA Hosp Auth Hosp Rev Evangelical Cmnty Hosp (Radian Insd)	5.250	08/01/24	1,939,314
1,285	Unity Twp, PA Muni Auth Swr Rev (FSA Insd)	5.000	12/01/24	1,331,234
10,000	Univ Pittsburgh of The Comwlth Sys of Higher Ed PA Univ Cap Proj Rmkt, Ser A (a)	5.250	09/15/30	10,463,100
5,025	Washington Cnty, PA, Ser A (AMBAC Insd)	5.125	09/01/27	5,038,266
825	Washington Cnty, PA, Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	929,734

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,500	West Mifflin, PA Area Sch Dist (FSA Insd)	5.125%	04/01/31	$1,523,475
500	West Mifflin, PA Area Sch Dist (FSA Insd)	5.500	04/01/24	552,005
6,000	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	5,226,480
1,550	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.750	01/01/26	1,183,022

				508,932,594

	Guam 1.7%
2,700	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	1,920,294
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	1,223,963
500	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	492,740
1,585	Guam Intl Arpt Auth Gen, Ser B (NATL Insd)	5.250	10/01/21	1,538,718

				5,175,715

	Puerto Rico 2.5%
1,000	Puerto Rico Elec Pwr Auth Rev, Ser TT	5.000	07/01/37	862,870
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	1,852,200
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,374,000
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,011,180

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (c)	5.000%	08/01/39	$2,542,775

				7,643,025

	U.S. Virgin Islands 3.2%
1,500	University VI Impt, Ser A	5.375	06/01/34	1,293,270
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,010,340
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	3,216,840
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (Prerefunded @ 10/01/10)	6.500	10/01/24	1,619,745
2,425	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	2,445,394

				9,585,589

Total Long-Term Investments 174.9% (Cost $547,423,069)				531,336,923

Total Short-Term Investments 0.7% (Cost $2,135,000)				2,135,000

Total Investments 175.6% (Cost $549,558,069)				533,471,923

Liability for Floating Rate Note Obligations Related to Securities Held (21.8%) (Cost ($66,310,000))
(66,310)	Notes with interest rates ranging from 0.32 % to 0.81% at July 31, 2009 and contractual maturities of collateral ranging from 2017 to 2038 (f)			(66,310,000)

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Total Net Investments 153.8% (Cost $483,248,069)	$467,161,923

Other Assets in Excess of Liabilities 0.5%	1,671,742

Preferred Shares (including accrued distributions) (54.3%)	(165,017,498)

Net Assets Applicable to Common Shares 100.0%	$303,816,167

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Escrowed to Maturity

(c)	Variable Rate Coupon

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(e)	Security purchased on a when-issued or delayed delivery basis.

(f)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2009.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd.—Syncora Guaranteed Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
	Quoted	Other Significant	Unobservable
Investment Type	Prices	Observable Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$529,620,220	$—	$529,620,220
Issued by Foreign Governments	—	1,716,703	—	1,716,703
Short-Term Investments	—	2,135,000	—	2,135,000

Total Assets	$—	$533,471,923	$—	$533,471,923

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009